Share-Based Compensation Plans (Details) - Schedule of quantity of stock options exercisable and weighted average remaining life	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Plans (Details) - Schedule of quantity of stock options exercisable and weighted average remaining life [Line Items]
Weighted average remaining life	6 years	7 years
Time vesting option plans [Member]
Share-Based Compensation Plans (Details) - Schedule of quantity of stock options exercisable and weighted average remaining life [Line Items]
Quantity of stock options exercisable	5,779,565	4,762,335
Performance vesting option plans [Member]
Share-Based Compensation Plans (Details) - Schedule of quantity of stock options exercisable and weighted average remaining life [Line Items]
Quantity of stock options exercisable	406,266	409,953